5 Risk management (Details) ¥ in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)
Summary of risk management [Line Items]
Total exposure	R$ 3,563,170			R$ 6,382,009
Total foreign currency-denominated borrowings	3,547,862			6,358,798
USD
Summary of risk management [Line Items]
Borrowings and financing	870,338			4,239,817
Interest and charges from borrowings and financing	5,540			32,242
Borrowing cost	(12,342)			(20,173)
USD | Foreign currency [member]
Summary of risk management [Line Items]
Borrowings and financing | $		$ 167,479			$ 1,051,881
Yen
Summary of risk management [Line Items]
Borrowings and financing	2,671,255			2,097,225
Interest and charges from borrowings and financing	16,037			12,725
Borrowing cost	R$ (2,966)			R$ (3,038)
Yen | Foreign currency [member]
Summary of risk management [Line Items]
Borrowings and financing | ¥			¥ 52,969,560			¥ 56,452,885